Significant Accounting Policies - Summary of Amortization Periods For Current Period and Comparative Period (Detail)	12 Months Ended
Dec. 31, 2018
Improvements to concession assets [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	12 years 6 months
Average annual amortization rate	8.00%
Improvements to concession assets [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	20 years
Average annual amortization rate	5.00%
Airport concessions [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	18 years
Average annual amortization rate	5.50%
Airport concessions [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Average annual amortization rate	2.00%
Airport concessions [Member] | Middle Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period(years)	25 years
Average annual amortization rate	4.00%
Rights to use airport facilities [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	10 years
Average annual amortization rate	10.00%
Rights to use airport facilities [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	49 years
Average annual amortization rate	2.00%
Other acquired rights [Member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	44 years
Average annual amortization rate	2.00%
Other acquired rights [Member] | Top of Range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Period (years)	48 years